Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than described below, and the additional draws on the March Working Capital Loan as disclosed in Note 5, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial unaudited statements.

On April 27, 2023, the Company entered into the business combination agreement (“BCA”) with Starton Therapeutics, Inc. (“Starton”); HWEL Holdings Corp., a newly formed wholly-owned subsidiary of the Company (“Pubco”); HWEL Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of Pubco (“Purchaser Merger Sub”); 1412384 B.C. Unlimited Liability Company, a British Columbia unlimited liability company and wholly-owned subsidiary of Pubco (“CallCo”); 1412388 B.C. Ltd, a British Columbia corporation and wholly-owned subsidiary of CallCo (“ExchangeCo”); the Sponsor, as the representative from and after the Effective Time (as defined in the BCA) of the stockholders of Pubco (other than the Starton Shareholders (as defined below) and their successors and assignees); and Kiriakos Charlie Perperidis, in the capacity as the representative of the shareholders of Starton (the “Starton Shareholders”) from and after the Effective Time (all of the transactions contemplated by the BCA, including the issuances of securities thereunder, the “Starton Business Combination”). The BCA was amended by the First Amendment to the Business Combination Agreement, dated May 15, 2023 (the “First BCA Amendment”).

Pursuant to the BCA, subject to the terms and conditions set forth therein, Purchaser Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity and wholly-owned subsidiary of Pubco (the “Purchaser Merger”), in connection with which all of the existing securities of the Company will be exchanged for rights to receive securities of Pubco as follows: (a) each share of the Company’s common stock outstanding immediately prior to the Effective Time will automatically convert into one share of common stock, par value $0.0001, issued by Pubco (“Pubco Common Stock”), and (b) each whole Public Warrant, Private Placement Warrant and Forward Purchase Warrant will automatically convert into one warrant to purchase shares of Pubco Common Stock on substantially the same terms and conditions. Immediately following the Purchaser Merger, by means of a statutory plan of arrangement under the Business Corporations Act (British Columbia) (the “Plan of Arrangement”), (i) CallCo will acquire a portion of the issued and outstanding common shares of Starton (“Starton Shares”) from certain holders in exchange for Pubco Common Stock (the “Pubco Share Exchange”), and will contribute such Starton Shares to ExchangeCo in exchange for ExchangeCo common shares, (ii) following the Pubco Share Exchange, ExchangeCo will acquire the remaining issued and outstanding Starton Shares from the remaining shareholders of Starton in exchange for shares of ExchangeCo (“Exchangeable Shares”). The Exchangeable Shares will be exchangeable, on a one-for-one basis, into shares of Pubco Common Stock, with each share valued at the price at which the Company redeems Public Shares held by its public stockholders in connection with the Starton Business Combination (the “Redemption Price”). As a result of the foregoing, Starton will become a wholly-owned subsidiary of ExchangeCo and an indirect subsidiary of Pubco.

Each outstanding Starton option will be assumed by Pubco and automatically converted into an option to purchase shares of Pubco Common Stock in accordance with the Plan of Arrangement and under an equity incentive plan to be adopted by Pubco prior to the closing of the Starton Business Combination (the “Closing”).

Pursuant to the terms of the BCA, the aggregate base consideration to be delivered to the Starton Shareholders in connection with the Starton Business Combination will be $260.0 million (including up to $20.0 million of incentive shares provided to potential PIPE investors), subject to adjustments for Starton’s closing debt (net of cash) and certain other adjustments, which consideration will be payable in newly-issued shares of (i) Pubco Common Stock or (ii) Exchangeable Shares, each valued at the Redemption Price.

In addition to the shares of Pubco Common Stock or Exchangeable Shares deliverable at the Closing, the Starton Shareholders will have the contingent right to receive up to an additional shares 25,000,000 shares of Pubco Common Stock or Exchangeable Shares, as earnout consideration after the Closing (the “Earnout Consideration” and such shares the “Earnout Shares”). The Earnout Consideration will be issuable to the Starton Shareholders (as of the date of the Closing) as follows:

•        one-third of the Earnout Shares are issuable upon the volume weighted average price of the shares of Pubco Common Stock (the “VWAP”) equaling or exceeding $12.00 per share for any twenty (20) out of any twenty (20) consecutive trading days during the five-year period after the Closing (the “Earnout Period”);

•        one-third of the Earnout Shares are issuable upon (i) the VWAP equaling or exceeding $14.00 per share for any twenty (20) out of any twenty (20) consecutive trading days during the Earnout Period or (ii) successful completion of a Phase 1B clinical trial for multiple myeloma, meaning the completion of an interim data analysis which is sufficient to obtain an agreement with the U.S. Food and Drug Administration (“FDA”) in which the FDA permits Starton to move forward to a phase 2 clinical study following a Type B End-of-Phase-1 meeting; and

•        one-third of the Earnout Shares are issuable upon (i) the VWAP equaling or exceeding $16.00 per share for any twenty (20) out of any twenty (20) consecutive trading days during the Earnout Period or (ii) achievement of the successful completion of an FDA required bridging study in healthy volunteers that proves bio-equivalence between the ambulatory subcutaneous pump and either a transdermal patch or an on body subcutaneous pump.

Simultaneously with the execution and delivery of the BCA, the Company and Starton entered into voting agreements (collectively, the “Voting Agreements”) with certain Starton Shareholders required to approve the Starton Business Combination. Under the Voting Agreements, such Starton Shareholders agreed to vote all of their Starton Shares in favor of the BCA and the related transactions. Such Start on Shareholders also agreed to take certain other actions in support of the BCA and related transactions and refrain from taking actions that would adversely affect their ability to perform their obligations under the Voting Agreements. Such Starton Shareholders also provided a proxy to the Company to vote their Starton Shares in accordance with the foregoing. The Voting Agreements prevent transfers of the Starton Shares held by such Starton Shareholders between the date of the Voting Agreement and the date of Closing, except for certain permitted transfers where the recipient also agrees to comply with the Voting Agreement.

Simultaneously with the execution of the BCA, the Company, Pubco, Starton and the Sponsor also entered into a sponsor support agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed to vote all of its shares of the Company’s common stock in favor of the BCA and the Starton Business Combination. The Sponsor also agreed to waive its anti-dilution rights that would otherwise allow it to maintain ownership of 20% of Pubco. The Sponsor Support Agreement also prevents transfers of the Company’s securities held by the Sponsor between the date of the Sponsor Support Agreement and the termination of the Sponsor Support Agreement.

The BCA and related agreements and the First BCA Amendment are further described in our Current Reports on Form 8-K filed with the SEC on May 3, 2023 and May 15, 2023, respectively. The foregoing descriptions of each of the BCA, the form of Voting Agreement and the Sponsor Letter Agreement are qualified in their entirety by reference to such agreement filed as an exhibit to this Quarterly Report.

Subsequent to the date of the subsequent event period for the March 31, 2023 unaudited condensed consolidated financial statements, the Company evaluated subsequent events and transactions that occurred up to the date of this second amendment on Form S4-A with the following disclosure update:

On July 21, 2023, the Company issued an aggregate of 6,249,999 Class A Shares to the Sponsor upon the conversion of an equal number of Class B Shares. The 6,249,999 Class A Shares issued in the Conversion, approximately 20.0% of the total issued and outstanding Class A Shares after the Conversion, are subject to the same restrictions as applied to the Class B Shares before the Conversion, including, among others, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the prospectus for the IPO.

Between July 22, 2023 and July 25, 2023, the Company and the Sponsor, entered into seven voting and non-redemption agreements (the “Non-Redemption Agreements”) with certain unaffiliated third parties (each, a “Holder,” and collectively, the “Holders”) in exchange for the Holders agreeing either not to request redemption, or to reverse any previously submitted redemption demand, with respect to an aggregate of 3,889,523 Public Shares in connection with the Extension Meeting. In consideration of the Non-Redemption Agreements, the Sponsor agreed to transfer to the Holders an aggregate of 155,581 Class A Shares for each month beginning on September 5, 2023 and continuing for each subsequent month thereafter (including partial months) until the consummation of the Business Combination (the “Monthly Shares”). The Monthly Shares will be issued to the Holders substantially concurrently with the closing of the Business Combination. Pursuant to the Non-Redemption Agreements, each Holder has also agreed to vote any Class A Shares held by it in favor of the Extension Amendment at the Extension Meeting and cause all such shares to be counted as present at the Extension Meeting for purposes of establishing a quorum.

On July 26, 2023, the Company held the Extension Meeting. At the Extension Meeting, the Company’s stockholders approved (1) an amendment to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate an initial Business Combination from August 5, 2023 to December 5, 2023 (or such earlier date as determined by the Company’s board of directors); (2) an amendment to the Amended and Restated Certificate of Incorporation to provide that, subject to the rights of the holders of any outstanding class of preferred stock, the number of authorized shares of any class of common stock or preferred stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the outstanding shares of the Company’s capital stock entitled to vote thereon, irrespective of the provisions of Section 242(b)(2) of the Delaware General Corporation Law; (3) an amendment to the Amended and Restated Certificate of Incorporation to eliminate from the Amended and Restated Certificate of Incorporation the limitation that the Company may not redeem the shares of Class A common stock sold as part of the units in the IPO to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended) of less than $5,000,001 (the “Redemption Limitation”) in order to allow the Company to redeem public shares irrespective of whether such redemption would exceed the Redemption Limitation (all of the aforementioned amendments, collectively the “Amendments”); and (4) a proposal to ratify the selection by the audit committee of the Board of Marcum LLP to serve as the Company’s independent registered public accounting firm for the year ending December 31, 2023. The Company filed the Amendments with the Secretary of State of the State of Delaware on July 26, 2023.

In connection with the Extension Meeting, stockholders holding 20,942,619 public shares exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $215,635,294 (approximately $10.30 per public share) was removed from the Trust Account to pay such holders and approximately $41,776,749 remained in the Trust Account. Following redemptions, the Company has 4,057,381 public shares outstanding.

On August 10, 2023, the parties to the Business Combination Agreement entered into that certain Second Amendment to Business Combination Agreement, pursuant to which the parties agreed to amend the Business Combination Agreement (a) to increase the size of the option award pool under the Pubco Equity Plan to fifteen percent (15%) of the aggregate number of shares of Pubco Common Stock issued and outstanding after the Closing and to provide for an annual “evergreen” increase of five percent (5%); (b) to provide that the Sponsor Incentive Shares and Company Incentive Shares to be provided as incentives to support an Equity Investment or Debt Financing will be provided on a pari passu basis; and (c) to remove the Closing condition that, upon the Closing, after giving effect to the redemption and any Equity Investment or Debt Financing, Healthwell will have net tangible assets of at least $5,000,001.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.